Income Taxes (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of statutory rates to net loss before income taxes
	January 31, 2021 $	January 31, 2021 $	January 31, 2020 $

Net loss before taxes	(11,992,508)	(36,350,790)	(19,588,762)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(3,237,977)	(9,814,710)	(5,288,966)
Foreign tax rate differences	(139,857)	219,740	(36,227)
Permanent differences and other	340,070	115,020	194,935
Write-off and impairments	302,806	3,017,450	–
Abandoned assets	–	52,490	–
Change in deferred tax assets not recognized	2,901,624	6,410,010	5,130,258

Income tax expense	166,666	–	–

Schedule of deferred income tax assets and liabilities
	2022 $	2021 $

Tax loss carryforwards – CDA	50,216,400	33,038,280
Tax loss carryforwards - USA	474,030	539,080
Tax loss carryforwards – Europe	–	839,770
Tax loss carryforwards – Australia	12,080	434,550
Tax loss carryforwards – Hong Kong	73,160	–
Intangible assets	15,339,660	17,472,600
Property and equipment	8,120	49,740
Financing costs	5,138,660	5,242,820
Capital loss	5,184,180	4,605,190

Total unrecognized deductible temporary differences	76,446,290	62,222,030

Income tax expenses allocation
	2022 $	2021 $

Current tax expense	166,666	–
Deferred tax expense	–	–

	166,666	–

Schedule of incurred and the expiration date of the operating loss
Expiry Date	Non-Capital Loss $

2031	63,525
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	1,169,742
2039	4,937,403
2040	11,050,992
2041	9,067,088
2042	15,046,969

50,216,400